Employee benefit obligation	12 Months Ended
Dec. 31, 2023
Employee benefit obligation
Employee benefit obligation

Note 14: Employee benefit obligation

Employee benefit obligation correspond to retirement indemnities, valued on the basis of the clauses set out in the applicable collective bargaining agreement. This commitment concerns only employees subject to French law.

The amended social security financing law 2023-270 for 2023, promulgated on April 14, 2023, modified the general pension system in France. Its main measures concern the gradual increase in the legal retirement age from 62 to 64 years and the increase in the contribution period required to benefit from a full pension. In accordance with the principles of IAS 19, all impacts linked to the reform are qualified as regime modifications, the impact of this reform has therefore been recognized in profit or loss.

The main actuarial assumptions are as follows:

	AS OF DECEMBER 31,
ACTUARIAL ASSUMPTIONS	2021	2022	2023

	Voluntary retirement
Retirement age	between the ages of 65 and 67
Collective bargaining agreements	Pharmaceutical industry
Discount rate (IBOXX Corporates AA)	0.98%	3.77%	3.17%
Mortality table	INSEE 2017	INSEE: TH/TF 2016-2018	INSEE 2018
Salary increase rate	2.00%	3.00%	3.50%
Turnover rate	Medium	Medium	Medium
Social security contribution rates for Executives	43%	44%	47%

Movements in the provision for retirement commitments were as follows:

(amounts in thousands of euros)	Retirement benefits
On December 31, 2021	205
Past service cost	53
Financial costs	4
Actuarial gains and losses	(80)
On December 31, 2022	183
Past service cost	48
Financial costs	7
Actuarial gains and losses	(1)
On December 31, 2023	237